Bank Notes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Bank Notes Payable [Abstract]
Schedule of bank notes payable
December 31, 2018
ICBC, due May 5, 2019	$286,902
ABC, due various dates from January 4, 2019 to June 27, 2019	2,601,151
Total	$2,888,053

December 31, 2017
ICBC, due various dates from January 28, 2018 to May 27, 2018	$3,052,664
ABC, due various dates from February 10, 2018 to April 30, 2018	1,384,016
Total	$4,436,680